S000000879 [Member] Expense Example - Wasatch Ultra Growth Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,314